Note 5 - Revenue	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of revenue [text block]

Note 5. Revenue

In September 2024, the Company entered into an option and license agreement with MSD (the “MSD Option and License Agreement”). Under the terms of the agreement, Evaxion has granted MSD an option to exclusively license two preclinical vaccine candidates. Under the agreement, the Company has received an upfront fee of $3.2 million.

In June 2025, the Company received funding support of nominal amount from the Gates Foundation to help the world eradicate polio (poliomyelitis) by exploring design options for a new and unique vaccine.

In September 2025, the Company out-licensed its vaccine candidate EVX-B3 to MSD (tradename of Merck & Co., Inc., Rahway, NJ, USA) as per the option and license agreement entered between the two companies in September 2024. The Company received a cash payment of $7.5 million and will be eligible for future development, regulatory and sales milestone payments of up to $592 million, as well as royalties on net sales. MSD will assume full responsibility and carry all costs for the further development of the EVX-B3 vaccine.